CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
General and administrative costs
Share-based compensation		$ 6,348,916	$ 5,285,145
Administrative salaries, contractor and director fees		4,436,658	5,120,027
Investor relations		1,640,925	897,110
Office and administrative		1,091,234	803,472
Professional and consultant fees		3,948,374	4,436,654
Travel		646,405	565,145
Public company costs		1,312,607	559,212
Total general and administrative costs		(19,425,119)	(17,666,765)
Interest income		1,792,730	2,391,377
Interest expense		(144,301)	(128,498)
Interest on convertible debentures		(796,637)	(1,246,850)
Fair value gain on convertible debentures		709,657	7,103,656
Gain on disposal of assets		13,439,425	5,300,611
Disposals and impairment of assets		(935,814)	(39,958,977)
Foreign exchange loss		(77,575)	(75,588)
Other loss		(167,938)
Other income		709,920	141,502
Loss from operations		(4,895,652)	(44,139,532)
Deferred income tax recovery		3,769,253	2,132,799
Loss from continuing operations		(1,126,399)	(42,006,733)
Loss from discontinued operations, net of tax			(128,358)
Loss for the period		(1,126,399)	(42,135,091)
Other comprehensive (loss) income
Change in fair value of convertible debentures attributable to the change in credit risk		15,183	65,279
Change in fair value of marketable securities		3,644,064	(2,728,913)
Currency translation adjustment		(6,801,661)	12,548,345
Deferred tax recovery		(493,948)	287,327
Total other comprehensive (loss) income		(3,636,362)	10,172,038
Total comprehensive loss for the period		$ (4,762,761)	$ (31,963,053)
Loss per common share - continuing operations
Basic	[1]	$ (0.02)	$ (0.94)
Diluted	[1]	$ (0.04)	$ (1.02)
Weighted average number of common shares outstanding
Basic	[1]	51,005,995	44,500,678
Diluted	[1]	51,671,765	47,430,512

[1]	Per share amounts and weighted average common shares outstanding for the comparative period have been retroactively restated (Note 14).